Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Amounts due from affiliate	$ 4,328	$ 4,286
Advances/ loans to joint ventures	3,536	3,263
Payment activity [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivable	1,228	7,563
Amounts due from affiliate	4,328	4,286
Advances/ loans to joint ventures	$ 3,536	$ 3,263